Concentrations (Details) - Schedule of Total Accounts Payable - USD ($)		6 Months Ended		12 Months Ended
		Mar. 31, 2024		Sep. 30, 2023
Schedule of Total Accounts Payable [Line Items]
Accounts payable		$ 191,641		$ 665,192
Accounts payable percentage		44.00%		74.00%
Customer A [Member]
Schedule of Total Accounts Payable [Line Items]
Accounts payable		$ 100,066		$ 273,032
Accounts payable percentage		23.00%		30.00%
Customer B [Member]
Schedule of Total Accounts Payable [Line Items]
Accounts payable			[1]	$ 178,180
Accounts payable percentage			[1]	20.00%
Customer C [Member]
Schedule of Total Accounts Payable [Line Items]
Accounts payable			[1]	$ 123,355
Accounts payable percentage			[1]	14.00%
Customer D [Member]
Schedule of Total Accounts Payable [Line Items]
Accounts payable	[1]
Accounts payable percentage	[1]
Customer E [Member]
Schedule of Total Accounts Payable [Line Items]
Accounts payable	[1]
Accounts payable percentage	[1]
Customer F [Member]
Schedule of Total Accounts Payable [Line Items]
Accounts payable	[1]
Accounts payable percentage	[1]
Customer G [Member]
Schedule of Total Accounts Payable [Line Items]
Accounts payable		$ 91,575		$ 90,625
Accounts payable percentage		21.00%		10.00%

[1]	The percentage is below 10%